CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash Flows From Operating Activities:
Net income (loss)	$ (1,571)	$ 2,480	$ 11,298	$ 14,797
Adjustments to reconcile net income (loss)
Net contributions/distributions from (to) related party shareholder	1,310	(2,913)	(9,970)	(14,197)
Cash provided by operating activities:
Revenue received as an equity investment				(250)
Decrease (increase) in:
Accounts receivable	803	(377)	(2,718)	(945)
Prepaid and other current assets	19	7	(93)	(71)
Increase (decrease) in:
Accounts payable	(334)	(215)	98	367
Accrued expenses	(227)	1,018	1,385	299
Net cash used in (provided by) operating activities
Cash Flows From Investing Activities:
Cash Flows From Financing Activities:
Net change in cash
Cash:
Beginning
Ending